DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [Table Text Block]
	As at December 31,
	2022	2021
Current:
Lease liabilities (d)	7,613	9,625
Secured equipment loans (e)	8,489	6,539
Lease related obligations (f)	2,307	2,141
	18,409	18,305
Long-term:
Senior secured notes (a)	534,118	497,388
Revolving credit deferred financing fees (b)	(925)	(1,352)
Lease liabilities (d)	7,408	6,067
Secured equipment loans (e)	24,550	6,025
Lease related obligations (f)	3,009	5,316
	568,160	513,444
Total debt	586,569	531,749

Disclosure of continuity of total debt [Table Text Block]
	2022	2021
Total debt as at January 1	531,749	363,404
Lease additions	12,382	6,042
Equipment loans net proceeds	31,770	-
Lease liabilities and equipment loans repayments	(26,443)	(19,737)
Unrealized foreign exchange (gain) loss	34,490	(488)
Amortization of deferred financing charges	2,621	2,156
Settlement of 2022 Notes	-	(317,225)
Foreign exchange gain	-	(1,075)
Write-off of deferred financing charges	-	4,025
Issuance of 2026 Notes	-	507,560
Deferred financing charges	-	(12,913)
Total debt as at December 31	586,569	531,749